Loans Receivable, Net - Summary of Loans to Officers, Directors and Their Affiliates (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Receivables [Abstract]
Balance at beginning of period	$ 4,894	$ 3,844
New loans	3,043	1,651
Principal repayments	(2,004)	(601)
Balance at end of period	$ 5,933	$ 4,894